Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Property Entity Contract Room	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Number of rooms	1,750
Equity investment, percentage ownership acquired	36.00%
Number of properties to be developed with Accor and InterGlobe with agreement	7
Percentage of property revenue allocated for renewal and replacement capital expenditures	5.00%
Impairment charges	$ 8
Number of impaired assets	2
Number of properties disposed	1
Number of majority-owned partnerships that have third-party, non-controlling ownership interests that have been consolidated	5
Number of majority-owned partnerships that have third-party, non-controlling ownership interests with finite lives	3
Non-controlling interests in outside partnerships	36	29
Net (income) loss attributable to non-controlling interests outside partnerships	(1.0)	0.4	(1.0)
Net income (loss) attributable to non-controlling interests, Host Inc.		(2)	(5)
Stock-based employee compensation plans	2
Exposure risk related for derivative contracts	22
Amount of borrowing capacity currently available under the credit facility	883
European Joint Venture
Significant Accounting Policies [Line Items]
Number of luxury and upper-upscale, hotel lodging properties	13
Number of rooms	4,200
Asian Joint Venture
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	25.00%
United States
Significant Accounting Policies [Line Items]
Number of luxury and upper-upscale, hotel lodging properties	105
Number of rooms	60,700
Outside United States
Significant Accounting Policies [Line Items]
Number of luxury and upper-upscale, hotel lodging properties	16
Number of rooms	4,300
Lower Limit
Significant Accounting Policies [Line Items]
Majority-owned partnerships with manditorily redeemable non-controlling interests, finite life (years)	99 years
Majority-owned partnerships with manditorily redeemable non-controlling interests, termination year	2081
Upper Limit
Significant Accounting Policies [Line Items]
Majority-owned partnerships with manditorily redeemable non-controlling interests, finite life (years)	100 years
Majority-owned partnerships with manditorily redeemable non-controlling interests, termination year	2095
HOST HOTELS & RESORTS, INC.
Significant Accounting Policies [Line Items]
Percentage of the common OP Units	98.50%
Non-controlling interests in outside partnerships	36	29
Net income (loss) attributable to non-controlling interests, Host Inc.	(1)	(2)	(6)
HOST HOTELS & RESORTS L.P.
Significant Accounting Policies [Line Items]
OP units conversion basis		One OP unit now may be exchanged into 1.021494 shares of Host common stock
Net income (loss) attributable to non-controlling interests, Host Inc.	(1)		(1)
Portion at Fair Value, Fair Value Disclosure
Significant Accounting Policies [Line Items]
Non-controlling interests in outside partnerships	$ 67	$ 65
Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated useful lives, maximum (in years)	3